DWS PERSONAL PENSION VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA HH

Supplement Dated April 5, 2019

to the

Prospectus dated May 1, 2012

Effective on or about July 2, 2018, based on changes to the underlying trust and fund portfolios the following name changes will be made to the below trusts and funds:

PRIOR TRUST NAME		NEW TRUST NAME
Deutsche Variable Series I – Class A		Deutsche DWS Variable Series I – Class A
PRIOR SUBACCOUNT NAME	NEW SUBACCOUNT NAME	PRIOR UNDERLYING FUND PORTFOLIO NAME	NEW UNDERLYING FUND PORTFOLIO NAME
Deutsche Capital Growth VIP	DWS Capital Growth VIP	Deutsche Capital Growth VIP	DWS Capital Growth VIP
Deutsche Global Small Cap VIP	DWS Global Small Cap VIP	Deutsche Global Small Cap VIP	DWS Global Small Cap VIP

PRIOR TRUST NAME		NEW TRUST NAME
Deutsche Variable Series II – Class A		Deutsche DWS Variable Series II – Class A
PRIOR SUBACCOUNT NAME	NEW SUBACCOUNT NAME	PRIOR UNDERLYING FUND PORTFOLIO NAME	NEW UNDERLYING FUND PORTFOLIO NAME
Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP	Deutsche Alternative Asset Allocation VIP	DWS Alternative Asset Allocation VIP
Deutsche CROCI U.S. VIP	DWS CROCI U.S. VIP	Deutsche CROCI U.S. VIP	DWS CROCI U.S. VIP
Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP	Deutsche Government & Agency Securities VIP	DWS Government & Agency Securities VIP
Deutsche Government Money Market VIP	DWS Government Money Market VIP	Deutsche Government Money Market VIP	DWS Government Money Market VIP
Deutsche High Income VIP	DWS High Income VIP	Deutsche High Income VIP	DWS High Income VIP
Deutsche Multisector Income VIP	DWS Multisector Income VIP	Deutsche Multisector Income VIP	DWS Multisector Income VIP
Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP	Deutsche Small Mid Cap Growth VIP	DWS Small Mid Cap Growth VIP
Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP	Deutsche Small Mid Cap Value VIP	DWS Small Mid Cap Value VIP

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

DWS Personal Pension Variable Annuity dated May 1, 2012